PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7— PROPERTY AND EQUIPMENT, NET

Property and equipment consist of Property and equipment purchased or capitalized by the Company and finance leases for 2023 and 2022.

7-1     Property and Equipment, net

Property and equipment consist of the following:

	December 31,
	2023	2022
Equipment	11,900	9,553
Furniture, fixture, and fittings and other	3,672	3,108
Total gross value	15,573	12,661
Less: accumulated depreciation and amortization	(9,686)	(8,916)
Total	5,887	3,745

Depreciation expense related to property and equipment (inclusive of depreciation expense on equipment leased to customers) amounted to €1,557 thousand, €1,194 thousand and €1,521 thousand for the years ended December 31, 2023, 2022 and 2021, respectively.

Assets leased to customers:

Capitalized costs on equipment leased to customers of €885 thousand and €753 thousand are included in property and equipment at December 31, 2023 and 2022, respectively. Accumulated amortization of these assets leased to third parties was €207 thousand and €264 thousand, at December 31, 2023 and 2022, respectively.

Depreciation expense on equipment leased to customers amounted to €13 thousand, €37 thousand and €40 thousand, for the years ended December 31, 2023, 2022 and 2021, respectively.

7-2     Finance leases

Finance lease right-of-use assets in 2023 and previous years consist of the following:

	December 31,
	2023	2022
Facilities	242	269
Equipment	220	220
Vehicles and IT equipment	828	780
Total gross value	1,290	1,269
Less: accumulated depreciation and amortization	705	813
Total	585	455

Depreciation expense related to finance lease right-of-use assets amounted to €193 thousand, €303 thousand and €275 for the years ended December 31, 2023, 2022, 2021, respectively.